OTHER FINANCIAL INCOME (EXPENSES), NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Other financial income (expenses), net [Abstract]
Interest expense	$ (214,392)	$ (196,175)	$ (125,376)
Finance expense	(214,392)	(196,175)	(125,376)
Interest income	237,532	297,820	255,009
Finance income	237,532	297,820	255,009
Net foreign exchange (loss) gain	(56,506)	(104,024)	98,037
Change in fair value of financial assets	74,897	(145,768)	1,899
Derivative contract results	(6,546)	12,329	(60,183)
Others	(60,409)	(58,396)	(45,932)
Other financial income (expenses), net	$ (48,564)	$ (295,859)	$ (6,179)